Commitments and Contingencies (Details) - A PARADISE ACQUISITION CORP.				3 Months Ended	12 Months Ended
	Nov. 26, 2025 vote $ / shares shares	Sep. 15, 2025	Jul. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) demand vote $ / shares shares	Dec. 31, 2025 vote demand $ / shares shares	Dec. 31, 2024 vote $ / shares	Mar. 26, 2024 $ / shares	Nov. 30, 2023 $ / shares	Oct. 31, 2023 $ / shares	Feb. 17, 2023 $ / shares	Nov. 09, 2022 $ / shares
Other Commitments [Line Items]
Common stock, par value (in dollars per share)				$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 1.00	$ 1.00
Number of votes | vote				1	1
A PARADISE ACQUISITION CORP.
Other Commitments [Line Items]
Number of demands security holders are entitled to | demand				3	3
Founders shares, lock-up period				6 months
Share price (in dollars per share)				$ 12.00	$ 12.00
Trading days				20 days	20 days
Underwriters option days			45 days
Number of votes | vote				1		1
Class A ordinary shares | A PARADISE ACQUISITION CORP.
Other Commitments [Line Items]
Share price (in dollars per share)				$ 12.00							$ 12.00
Number of shares issued (in shares) | shares				20,000,000	20,000,000
Stock conversion ratio	1
Number of securities issued per right (in shares) | shares	0.1250
Common stock, par value (in dollars per share)	$ 0.0001			$ 0	$ 0	$ 0
Class B ordinary shares | A PARADISE ACQUISITION CORP.
Other Commitments [Line Items]
Stock conversion ratio	1	1
Common stock, par value (in dollars per share)	$ 0.0001			$ 0	$ 0	$ 0
Number of votes | vote	10
BVI Acquiror Units | A PARADISE ACQUISITION CORP.
Other Commitments [Line Items]
Stock conversion ratio	1
Business combination | A PARADISE ACQUISITION CORP.
Other Commitments [Line Items]
Share price (in dollars per share)			$ 10.00
Trading days				30 days	30 days
Business combination | Class A ordinary shares | A PARADISE ACQUISITION CORP.
Other Commitments [Line Items]
Common stock, par value (in dollars per share)				$ 0.0001
Business combination | Class B ordinary shares | A PARADISE ACQUISITION CORP.
Other Commitments [Line Items]
Common stock, par value (in dollars per share)				$ 0.0001
Business Combination Agreement | Class B ordinary shares | A PARADISE ACQUISITION CORP.
Other Commitments [Line Items]
Voting power to be provided to certain owners, after the First Merger	95.00%
Over-allotment option | A PARADISE ACQUISITION CORP.
Other Commitments [Line Items]
Underwriters option days			45 days
Number of shares issued (in shares) | shares			3,000,000	3,000,000
Underwriting discount (as a percent)			2.00%	2.00%
Underwriting discount | $			$ 4,000,000	$ 4,000,000
Discount invested, amount | $			$ 2,000,000	$ 2,000,000
Underwriting discount per share (in dollars per share)			$ 0.40	$ 0.40
Percentage of gross proceeds			4.00%	4.00%
Aggregate deferred underwriting fee | $			$ 8,000,000	$ 8,000,000
Aggregate underwriting deferred fee if exercised in full | $			$ 9,200,000	$ 9,200,000